Significant Accounting Policies (Details) - Schedule of Depreciation on Straight-Line Method, Over the Estimated Useful Life of the Assets	12 Months Ended
Dec. 31, 2023
Computers [Member]
Schedule of Depreciation on Straight-Line Method, Over the Estimated Useful Life of the Assets [Line Items]
Annual depreciation rates	33.00%
Development equipment [Member]
Schedule of Depreciation on Straight-Line Method, Over the Estimated Useful Life of the Assets [Line Items]
Annual depreciation rates	20.00%
Furniture and office equipment [Member] | Minimum [Member]
Schedule of Depreciation on Straight-Line Method, Over the Estimated Useful Life of the Assets [Line Items]
Annual depreciation rates	6.00%
Furniture and office equipment [Member] | Maximum [Member]
Schedule of Depreciation on Straight-Line Method, Over the Estimated Useful Life of the Assets [Line Items]
Annual depreciation rates	15.00%
Leasehold Improvements [Member]
Schedule of Depreciation on Straight-Line Method, Over the Estimated Useful Life of the Assets [Line Items]
Annual depreciation rates	10.00%